UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jet Capital Investors, L.P.
           --------------------------------------------------
Address:   667 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-11127
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Mark
           ----------------------------------------------------
Title:     Managing Member of Jet Capital Investors, GP, L.L.C.
           ----------------------------------------------------
Phone:     (212) 372-2500
           ----------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Matthew Mark              New York, NY            5/11/2006
       ------------------------   ------------------------   ---------------
             [Signature]               [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             64
                                               -------------

Form 13F Information Table Value Total:           509,442
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3      COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- ---------      --------   ----------------  ---------- --------  --------------------
                                                               VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP        (x$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- -------------- ---------      --------   ----------- ----  ---------- --------   ----   ------  ----

ACCO BRANDS CORP                COM            00081t108        4,646    209,300 SH          Defined            209300
AK STL HLDG CORP                COM            001547108        7,500    500,000 SH          Defined            500000
ALTRIA GROUP INC                COM            02209s103       45,752    645,674 SH          Defined            645674
ATLAS AIR WORLDWIDE HLDG        COM            049164205       14,511    308,100 SH          Defined            308100
BOSTON SCIENTIFIC CORP          COM            101137107        3,458    150,000 SH          Defined            150000
CBRL GROUP INC                  COM            12489v106        2,196     50,000 SH          Defined             50000
CEDAR SHOPPING CENTERS INC      COM            150602209       18,077  1,141,200 SH          Defined           1141200
CLARUS CORP                     COM            182707109        5,791    809,952 SH          Defined            809952
DELL INC                        COM            24702r101       19,493    655,000 SH          Defined            655000
DURATEK INC                     COM            26658q102        6,012    274,499 SH          Defined            274499
ENGELHARD CORP                  COM            292845104       32,678    825,000 SH          Defined            825000
FALCONBRIDGE LTD                COM            306104100        3,505    100,000 SH          Defined            100000
FOREST LABS INC                 COM            345838106          893     20,000 SH          Defined             20000
FUELCELL ENERGY INC             COM            35952h106          291     25,390 SH          Defined             25390
GAP INC.                        COM            364760108       12,329    660,000 SH          Defined            660000
GUIDANT CORP                    COM            401698105       10,905    139,700 SH          Defined            139700
HEALTH NET INC                  COM            42222g108        5,082    100,000 SH          Defined            100000
HUGHES COMMUNICATIONS INC       COM            444398101        7,842    188,969 SH          Defined            188969
IAC INTERACTIVECORP             COM            44919p300          212      7,196 SH          Defined              7196
INTRAWEST CORPORATION           COM            460915200        5,129    150,000 SH          Defined            150000
JOHNSON OUTDOORS INC            CL A           479167108          637     35,595 SH          Defined             35595
KEY ENERGY SVCS INC             COM            492914106       49,387  3,238,500 SH          Defined           3238500
LUCENT TECHNOLOGIES             COM            549463107       12,200  4,000,000 SH          Defined           4000000
MILLICOM INTL CELLULAR S A      SHS            L6388f110       11,775    250,100 SH          Defined            250100
MOTIENT CORP                    COM            619908304        4,400    220,000 SH          Defined            220000
MPOWER HOLDING CORP             COM            62473l309          969    655,000 SH          Defined            655000
O CHARLEYS INC                  COM            670823103       17,458    945,697 SH          Defined            945697
PFIZER INC                      COM            717081103        1,383     55,500 SH          Defined             55500
REYNOLDS AMERICAN INC.          COM            761713106        2,292     21,724 SH          Defined             21724
S1 CORPORATION                  COM            78463b101        4,284    850,000 SH          Defined            850000
SCO GROUP INC                   COM            78403a106        5,083  1,168,426 SH          Defined           1168426
SERVICES ACQUISITION CORP IN    COM            817628100        1,022    100,000 SH          Defined            100000
SITEL CORP                      COM            82980k107        3,780    900,000 SH          Defined            900000
SPRINT NEXTEL CORP              COM            852061100       15,094    584,114 SH          Defined            584114
STAR GAS PARTNERS L.P.          UNIT LTD       85512c105        1,998    716,200 SH          Defined            716200
STEWART & STEVENSON SERVICES    COM            860342104        3,648    100,000 SH          Defined            100000
TIME WARNER INC.                COM            887317105       10,242    610,000 SH          Defined            610000
TITAN INT INC ILL               COM            88830m102        9,402    544,700 SH          Defined            544700
UNIVISION COMMUNICATIONS        CL A           914906102        8,035    233,090 SH          Defined            233090
VERSO TECHNOLOGIES INC          COM            925317208           33     20,449 SH          Defined             20449
VIACOM INC NEW                  CL B           92553P201       17,848    459,999 SH          Defined            459999
WESTWOOD ONE INC.               COM            961815107        9,275    840,154 SH          Defined            840154
WHIRLPOOL CORP                  COM            963320106        1,829     20,000 SH          Defined             20000
ALTRIA GROUP INC                COM            02209s103       17,715    250,000 SH  CALL    Defined            250000
AMERICAN EXPRESS CO             COM            025816109       10,510    200,000 SH  CALL    Defined            200000
COST PLUS INC CALIF             COM            221485105        2,394    140,000 SH  CALL    Defined            140000
FOREST LABS INC                 COM            345838106        4,463    100,000 SH  CALL    Defined            100000
GUIDANT CORP                    COM            401698105        7,806    100,000 SH  CALL    Defined            100000
HEINZ HJ CO                     COM            423074103        4,554    120,100 SH  CALL    Defined            120100
KANSAS CITY SOUTHERN            COM            485170302        1,235     50,000 SH  CALL    Defined             50000
MCDONALDS CORP                  COM            580135101       14,775    430,000 SH  CALL    Defined            430000
MILLS CORP                      COM            601148109        2,738     97,800 SH  CALL    Defined             97800
NTL INC NEW                     COM            62941w101        1,164     40,000 SH  CALL    Defined             40000
SCHWAB CHARLES CORP NEW         COM            808513105        3,442    200,000 SH  CALL    Defined            200000
SHERWIN WILLIAMS CO             COM            824348106          485      9,800 SH  CALL    Defined              9800
U S G CORP                      COM            903293405          475      5,000 SH  CALL    Defined              5000
VIACOM INC NEW                  CL B           92553P201        1,940     50,000 SH  CALL    Defined             50000
WAL MART STORES INC             COM            931142103          236      5,000 SH  CALL    Defined              5000
BOSTON SCIENTIFIC CORP          COM            101137107        3,458    150,000 SH  PUT     Defined            150000
CBRL GROUP INC                  COM            12489v106        2,196     50,000 SH  PUT     Defined             50000
FOREST LABS INC                 COM            345838106       17,852    400,000 SH  PUT     Defined            400000
HEALTH NET INC                  COM            42222g108        4,691     92,300 SH  PUT     Defined             92300
OIL SVC HOLDRS TR               DEPOS          678002106        6,239     42,500 SH  PUT     Defined             42500
SHERWIN WILLIAMS CO             COM            824348106        2,699     54,600 SH  PUT     Defined             54600


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